Long-term debt - Narrative (Details) $ in Millions, $ in Millions			12 Months Ended
	Mar. 16, 2022 CAD ($)	Apr. 19, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Feb. 09, 2023 CAD ($)	Nov. 10, 2022 CAD ($)	Feb. 11, 2022 CAD ($)	Feb. 11, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 12, 2021 CAD ($)	Aug. 12, 2021 USD ($)	May 28, 2021 CAD ($)	Mar. 17, 2021 CAD ($)	Mar. 17, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Early debt redemption costs			$ 18	$ 53
Interest rate swap contract | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Principal amount			500	$ 748					$ 600
Early debt redemption costs			(7)
Series M57 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 1,000
Series M57 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						5.85%
Series M-26 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed	$ 1,000
Early debt redemption costs	$ (18)
Series M-26 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.35%
Series US-7 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 954	$ 750
Series US-7 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							3.65%	3.65%
Series M-58 Medium Term Notes | Borrowings
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 1,050
Series M-58 Medium Term Notes | Fixed interest rate | Borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					4.55%
Series M-59 | Borrowings
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 450
Series M-59 | Fixed interest rate | Borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					5.15%
Series US-5 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 755	$ 600
Series US-5 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)										2.15%	2.15%
Series US-6 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 818	$ 650
Series US-6 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)										3.20%	3.20%
Series M-56 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount												$ 500
Series M-56 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)												2.20%
Series M-40 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed		$ 1,700
Series M-40 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.00%
Series M-54 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 1,000
Series M-54 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)													3.00%	3.00%
Series M-55 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 550
Series M-55 Medium Term Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)													4.05%	4.05%
Series US-3 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 747	$ 600
Series US-3 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)													0.75%	0.75%
Series US-4 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 623	$ 500
Series US-4 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)													3.65%	3.65%
Series M-53 MTN debentures | Interest rate swap contract | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 1,000